Exhibit 99.2

Client Name:	Onslow
Client Project Name:	OBX 2019-EXP3
Start - End Dates:	8/13/2015 - 5/8/2018
Deal Loan Count:	55

Conditions Report 2.0

Loans in Report:	55
Loans with Conditions:	48

115 - Total Active Conditions
10 - Material Conditions
5 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
4 - Category: Legal Documents
4 - Property Valuations Review Scope
1 - Category: Property
3 - Category: Value
1 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
105 - Non-Material Conditions
33 - Credit Review Scope
4 - Category: Application
3 - Category: Assets
2 - Category: Credit/Mtg History
5 - Category: DTI
5 - Category: Income/Employment
4 - Category: Legal Documents
1 - Category: LTV/CLTV
9 - Category: Terms/Guidelines
9 - Property Valuations Review Scope
9 - Category: FEMA
63 - Compliance Review Scope
7 - Category: Ability to Repay/Qualified Mortgage
1 - Category: APR Tolerance
1 - Category: Compliance Manual
18 - Category: Federal Consumer Protection
1 - Category: Finance Charge Tolerance
8 - Category: RESPA
1 - Category: Right of Rescission
1 - Category: State Consumer Protection
1 - Category: State Prepayment Penalty
2 - Category: TILA
22 - Category: TILA/RESPA Integrated Disclosure
73 - Total Satisfied Conditions

15 - Credit Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Credit/Mtg History
1 - Category: DTI
4 - Category: Income/Employment
1 - Category: Legal Documents
4 - Category: Terms/Guidelines
1 - Category: Title
33 - Property Valuations Review Scope
16 - Category: Appraisal
15 - Category: FEMA
1 - Category: Property
1 - Category: Value
25 - Compliance Review Scope
11 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Borrower's Interest
2 - Category: Compliance Manual
1 - Category: Documentation
3 - Category: Federal Consumer Protection
1 - Category: RESPA
1 - Category: Right of Rescission
5 - Category: TILA/RESPA Integrated Disclosure
1 - Total Waived Conditions

1 - Compliance Review Scope
1 - Category: Finance Charge Tolerance

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